Stockholders' Equity - Schedule of Changes in Outstanding Stock (Parenthetical) (Details) - shares	Mar. 31, 2023	Dec. 31, 2022
Unvested Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	6,992,844	7,583,284